Fees Summary	Jul. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,323,000
Previously Paid Amount	0.00
Total Fee Amount	1,427.35
Total Offset Amount	0.00
Net Fee	1,427.35
Narrative - Max Aggregate Offering Price	$ 9,323,000
Final Prospectus	true